Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VOLATILITY SHARES TRUST
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
2x Avalanche ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Avalanche ETF (Consolidated)
Class Name	2x Avalanche ETF (Consolidated)
Trading Symbol	AVAZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Avalanche ETF (Consolidated) for the period of May 15, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/avaz. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/avaz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Avalanche ETF (Consolidated)	$90	4.16%
[1],[2]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	4.16%
Net Assets	$ 439,058
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 2,426
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$439,058
Number of Holdings	3
Net Advisory Fee	$2,426
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
AVAX Futures Sep 26	197.9

Top Holdings**	%
United States Treasury Bill	409.1
Reverse Repurchase Agreements	-404.7
[3],[4]
Updated Prospectus Web Address	https://www.volatilityshares.com/avaz
2x Bitcoin ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Bitcoin ETF (Consolidated)
Class Name	2x Bitcoin ETF (Consolidated)
Trading Symbol	BITX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Bitcoin ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/bitx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Bitcoin ETF (Consolidated)	$152	2.66%
[5]
Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.66%
Net Assets	$ 1,207,433,855
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 9,388,657
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,207,433,855
Number of Holdings	4
Net Advisory Fee	$9,388,657
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME Bitcoin Futures Sep 26	168.3
CME Bitcoin Futures Oct 26	31.7

Top Holdings**	%
United States Treasury Bill	231.4
Reverse Repurchase Agreements	-228.9
[6],[7]
Material Fund Change [Text Block]	MATERIAL FUND CHANGES On or about June 26, 2026, the Fund changed its name to 2x Bitcoin ETF.
Material Fund Change Name [Text Block]	On or about June 26, 2026, the Fund changed its name to 2x Bitcoin ETF.
Updated Prospectus Web Address	https://www.volatilityshares.com/bitx
2x Cardano ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Cardano ETF (Consolidated)
Class Name	2x Cardano ETF (Consolidated)
Trading Symbol	CRDX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Cardano ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/crdx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/crdx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Cardano ETF (Consolidated)	$101	3.27%
[8],[9]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	3.27%
Net Assets	$ 953,086
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 6,341
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$953,086
Number of Holdings	3
Net Advisory Fee	$6,341
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
ADA Futures Sep 26	200.9

Top Holdings**	%
United States Treasury Bill	376.9
Reverse Repurchase Agreements	-372.8
[10],[11]
Updated Prospectus Web Address	https://www.volatilityshares.com/crdx
2x Chainlink ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Chainlink ETF (Consolidated)
Class Name	2x Chainlink ETF (Consolidated)
Trading Symbol	CHNU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Chainlink ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/chnu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/chnu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Chainlink ETF (Consolidated)	$176	3.46%
[12],[13]
Expenses Paid, Amount	$ 176
Expense Ratio, Percent	3.46%
Net Assets	$ 1,969,597
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 7,742
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,969,597
Number of Holdings	3
Net Advisory Fee	$7,742
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
LINK Futures Sep 26	200.6

Top Holdings**	%
United States Treasury Bill	354.6
Reverse Repurchase Agreements	-350.8
[14],[15]
Updated Prospectus Web Address	https://www.volatilityshares.com/chnu
2x Ether ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Ether ETF (Consolidated)
Class Name	2x Ether ETF (Consolidated)
Trading Symbol	ETHU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ethu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Ether ETF (Consolidated)	$174	2.92%
[16]
Expenses Paid, Amount	$ 174
Expense Ratio, Percent	2.92%
Net Assets	$ 1,113,577,931
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 7,821,877
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,113,577,931
Number of Holdings	5
Net Advisory Fee	$7,821,877
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME Ether Futures Sep 26	200.0

Top Holdings**	%
United States Treasury Bill	321.8
Reverse Repurchase Agreements	-317.2
[17],[18]
Updated Prospectus Web Address	https://www.volatilityshares.com/ethu
2x Solana ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Solana ETF (Consolidated)
Class Name	2x Solana ETF (Consolidated)
Trading Symbol	SOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Solana ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/solt. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/solt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Solana ETF (Consolidated)	$177	3.03%
[19]
Expenses Paid, Amount	$ 177
Expense Ratio, Percent	3.03%
Net Assets	$ 197,495,232
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 1,317,661
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$197,495,232
Number of Holdings	3
Net Advisory Fee	$1,317,661
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
SOL Futures Sep 26	200.0

Top Holdings**	%
United States Treasury Bill	303.2
Reverse Repurchase Agreements	-299.9
[20],[21]
Updated Prospectus Web Address	https://www.volatilityshares.com/solt
2x Stellar ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Stellar ETF (Consolidated)
Class Name	2x Stellar ETF (Consolidated)
Trading Symbol	STLU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Stellar ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/stlu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/stlu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Stellar ETF (Consolidated)	$165	4.36%
[22],[23]
Expenses Paid, Amount	$ 165
Expense Ratio, Percent	4.36%
Net Assets	$ 1,790,116
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 15,436
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,790,116
Number of Holdings	1
Net Advisory Fee	$15,436
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
Lumens Futures Sep 26	200.2
[24]
Updated Prospectus Web Address	https://www.volatilityshares.com/stlu
2x Sui ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Sui ETF (Consolidated)
Class Name	2x Sui ETF (Consolidated)
Trading Symbol	SUIL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Sui ETF (Consolidated) for the period of May 15, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/suil. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/suil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Sui ETF (Consolidated)	$74	3.81%
[25],[26]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	3.81%
Net Assets	$ 1,321,945
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 4,439
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,321,945
Number of Holdings	3
Net Advisory Fee	$4,439
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
SUI Futures Sep 26	199.1

Top Holdings**	%
United States Treasury Bill	377.4
Reverse Repurchase Agreements	-373.3
[27],[28]
Updated Prospectus Web Address	https://www.volatilityshares.com/suil
2x XRP ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x XRP ETF (Consolidated)
Class Name	2x XRP ETF (Consolidated)
Trading Symbol	XRPT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x XRP ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/xrpt. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/xrpt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x XRP ETF (Consolidated)	$116	2.50%
[29]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.50%
Net Assets	$ 88,213,441
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 400,474
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$88,213,441
Number of Holdings	3
Net Advisory Fee	$400,474
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME XRP Futures Sep 26	200.0

Top Holdings**	%
United States Treasury Bill	362.0
Reverse Repurchase Agreements	-358.1
[30],[31]
Material Fund Change [Text Block]	MATERIAL FUND CHANGES Management Fee initial waiver period ended June 26, 2026, such that the Management Fee became 1.85%.
Material Fund Change Expenses [Text Block]	Management Fee initial waiver period ended June 26, 2026, such that the Management Fee became 1.85%.
Updated Prospectus Web Address	https://www.volatilityshares.com/xrpt
Cardano ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Cardano ETF (Consolidated)
Class Name	Cardano ETF (Consolidated)
Trading Symbol	CRDD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cardano ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/crdd. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/crdd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Cardano ETF (Consolidated)	$59	1.60%
[32],[33]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.60%
Net Assets	$ 910,885
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 4,446
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$910,885
Number of Holdings	3
Net Advisory Fee	$4,446
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
ADA Futures Sep 26	100.7

Top Holdings**	%
United States Treasury Bill	131.5
Reverse Repurchase Agreements	-130.0
[34],[35]
Updated Prospectus Web Address	https://www.volatilityshares.com/crdd
Chainlink ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Chainlink ETF (Consolidated)
Class Name	Chainlink ETF (Consolidated)
Trading Symbol	CHNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chainlink ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/chnl. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/chnl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Chainlink ETF (Consolidated)	$74	1.52%
[36],[37]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.52%
Net Assets	$ 264,589
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 3,724
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$264,589
Number of Holdings	3
Net Advisory Fee	$3,724
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
LINK Futures Sep 26	108.2

Top Holdings**	%
United States Treasury Bill	150.9
Reverse Repurchase Agreements	-149.2
[38],[39]
Updated Prospectus Web Address	https://www.volatilityshares.com/chnl
Solana ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Solana ETF (Consolidated)
Class Name	Solana ETF (Consolidated)
Trading Symbol	SOLZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Solana ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/solz. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/solz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Solana ETF (Consolidated)	$83	1.46%
[40]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.46%
Net Assets	$ 120,345,262
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 482,302
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$120,345,262
Number of Holdings	3
Net Advisory Fee	$482,302
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
SOL Futures Sep 26	100.1

Top Holdings**	%
United States Treasury Bill	124.4
Reverse Repurchase Agreements	-123.0
[41],[42]
Material Fund Change [Text Block]	MATERIAL FUND CHANGES Management Fee initial waiver period ended June 30, 2026, such that the Management Fee became 1.15%.
Material Fund Change Expenses [Text Block]	Management Fee initial waiver period ended June 30, 2026, such that the Management Fee became 1.15%.
Updated Prospectus Web Address	https://www.volatilityshares.com/solz
Stellar ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Stellar ETF (Consolidated)
Class Name	Stellar ETF (Consolidated)
Trading Symbol	STLR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stellar ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/stlr. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/stlr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Stellar ETF (Consolidated)	$81	1.90%
[43],[44]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.90%
Net Assets	$ 1,240,316
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 5,190
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,240,316
Number of Holdings	1
Net Advisory Fee	$5,190
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
Lumens Futures Sep 26	101.1
[45]
Updated Prospectus Web Address	https://www.volatilityshares.com/stlr
Volatility Premium Plus ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Volatility Premium Plus ETF (Consolidated)
Class Name	Volatility Premium Plus ETF (Consolidated)
Trading Symbol	ZVOL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Volatility Premium Plus ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/zvol
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Volatility Premium Plus ETF (Consolidated)	$74	1.35%
[46]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%
Net Assets	$ 16,784,238
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 89,888
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$16,784,238
Number of Holdings	4
Net Advisory Fee	$89,888
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CBOE VIX Futures Dec 26	16.5
CBOE VIX Futures Jan 27	33.2
CBOE VIX Futures Feb 27	34.0
CBOE VIX Futures Mar 27	16.3
[47]
Updated Prospectus Web Address	https://www.volatilityshares.com/zvol
XRP ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	XRP ETF (Consolidated)
Class Name	XRP ETF (Consolidated)
Trading Symbol	XRPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the XRP ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/xrpi. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/xrpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
XRP ETF (Consolidated)	$74	1.47%
[48]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 107,260,299
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 511,510
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$107,260,299
Number of Holdings	3
Net Advisory Fee	$511,510
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME XRP Futures Sep 26	100.0

Top Holdings**	%
United States Treasury Bill	139.5
Reverse Repurchase Agreements	-138.0
[49],[50]
Material Fund Change [Text Block]	MATERIAL FUND CHANGES Management Fee initial waiver period ended June 26, 2026, such that the Management Fee became 1.15%.
Material Fund Change Expenses [Text Block]	Management Fee initial waiver period ended June 26, 2026, such that the Management Fee became 1.15%.
Updated Prospectus Web Address	https://www.volatilityshares.com/xrpi

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Investments reflect the market value as a percentage of net assets.

[4]
*	Investments reflect the notional value as a percentage of net assets.

[5]
*	Annualized

[6]
**	Investments reflect the market value as a percentage of net assets.

[7]
*	Investments reflect the notional value as a percentage of net assets.

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[10]
**	Investments reflect the market value as a percentage of net assets.

[11]
*	Investments reflect the notional value as a percentage of net assets.

[12]
**	Annualized

[13]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[14]
**	Investments reflect the market value as a percentage of net assets.

[15]
*	Investments reflect the notional value as a percentage of net assets.

[16]
*	Annualized

[17]
**	Investments reflect the market value as a percentage of net assets.

[18]
*	Investments reflect the notional value as a percentage of net assets.

[19]
*	Annualized

[20]
**	Investments reflect the market value as a percentage of net assets.

[21]
*	Investments reflect the notional value as a percentage of net assets.

[22]
**	Annualized

[23]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[24]
*	Investments reflect the notional value as a percentage of net assets.

[25]
**	Annualized

[26]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[27]
**	Investments reflect the market value as a percentage of net assets.

[28]
*	Investments reflect the notional value as a percentage of net assets.

[29]
*	Annualized

[30]
**	Investments reflect the market value as a percentage of net assets.

[31]
*	Investments reflect the notional value as a percentage of net assets.

[32]
**	Annualized

[33]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[34]
**	Investments reflect the market value as a percentage of net assets.

[35]
*	Investments reflect the notional value as a percentage of net assets.

[36]
**	Annualized

[37]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[38]
**	Investments reflect the market value as a percentage of net assets.

[39]
*	Investments reflect the notional value as a percentage of net assets.

[40]
*	Annualized

[41]
**	Investments reflect the market value as a percentage of net assets.

[42]
*	Investments reflect the notional value as a percentage of net assets.

[43]
**	Annualized

[44]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[45]
*	Investments reflect the notional value as a percentage of net assets.

[46]
*	Annualized

[47]
*	Investments reflect the notional value as a percentage of net assets.

[48]
*	Annualized

[49]
**	Investments reflect the market value as a percentage of net assets.

[50]
*	Investments reflect the notional value as a percentage of net assets.